Share-based compensation - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 30, 2011	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accumulated compensation expense		$ 0	$ 0	$ 0
2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of total outstanding shares of the entity immediately follow the IPO that is authorized under equity incentive plan	2.50%
Share-based compensation expense		129	327	1,564
Related income tax (expense) benefit		966	75	(244)
Restricted Share Units | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of share units		1,026	1,773	3,475
Phantom RSU Award | Phantom RSU Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		$ 7,448	$ 3,452	$ 1,232
Phantom RSU Award Type One | Phantom RSU Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)					465,202
Requisite service period					5 years
Phantom RSU Award Type Two | Phantom RSU Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)					1,207,455
Phantom RSU Award Type Two | Phantom RSU Award Plan 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage				100.00%
Grant (in shares)				65,440
Phantom RSU Award Type Three | Phantom RSU Award Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		100.00%	100.00%
Grant (in shares)		41,055	44,093
Second Anniversary of Grant Date | Restricted Share Units | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		40.00%
Second Anniversary of Grant Date | Phantom RSU Award Type One | Phantom RSU Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage					40.00%
Three Years Following The Grant Date | Restricted Share Units | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		20.00%
Three Years Following The Grant Date | Phantom RSU Award Type Three | Phantom RSU Award Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		100.00%	100.00%
Grant (in shares)		866,481	874,294
Fourth Anniversary of Grant Date | Restricted Share Units | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		20.00%
Fifth Anniversary of Grant Date | Restricted Share Units | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		20.00%
Fifth Anniversary of Grant Date | Phantom RSU Award Type One | Phantom RSU Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage					20.00%
Fifth Anniversary of Grant Date | Phantom RSU Award Type Two | Phantom RSU Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage					100.00%
Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued during the period (in shares)		116,223	251,623	472,130
Number of shares pending issuance in connection with partial vesting (in shares)		7,885
Value of shares pending for issuance in connection with partial vesting		$ 58
Common Stock | Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued during the period (in shares)		116,223	251,623	472,130
Accumulated compensation expense		$ 1,024	$ 1,766	$ 3,399